REVENUE RECOGNITION - Contract Assets and Contract Liabilities (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021 [1]	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract assets consisted of the following as of:
Deferred sales commissions	$ 324	$ 364
Contract liabilities consisted of the following as of:
Contract liabilities	427	$ 450		$ 560	$ 323
Retail revenue
Contract liabilities consisted of the following as of:
Contract liabilities	256		$ 231
Set-up revenue
Contract liabilities consisted of the following as of:
Contract liabilities	91		101
Brand revenue
Contract liabilities consisted of the following as of:
Contract liabilities	$ 80		$ 118

[1]	Derived from audited consolidated financial statements